UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21198 and 811-21301

Name of Fund:   BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Tax-Exempt Fund and Master Tax-Exempt LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2016

Date of reporting period: 09/30/2015

Item 1 – Report to Stockholders

SEPTEMBER 30, 2015

SEMI-ANNUAL REPORT (UNAUDITED)

BBIF Tax-Exempt Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2015

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions were the overarching themes driving financial markets during the 12-month period ended September 30, 2015. U.S. economic growth was picking up considerably in the fourth quarter of 2014, while the broader global economy showed signs of slowing. Investors favored the stability of U.S. assets despite expectations that the Federal Reserve (the “Fed”) would eventually be inclined to raise short-term interest rates. International markets struggled even as the European Central Bank and the Bank of Japan eased monetary policy. Oil prices plummeted in late 2014 due to a global supply-and-demand imbalance, fueling a sell-off in energy-related assets and emerging markets. Investors piled into U.S. Treasury bonds as their persistently low yields had become attractive as compared to the even lower yields on international sovereign debt.

Equity markets reversed in early 2015, with international markets outperforming the United States as global risks temporarily abated and the U.S. economy hit a soft patch amid a harsh winter and a west coast port strike. High valuations took their toll on U.S. stocks, while bond yields fell to extreme lows. (Bond prices rise as yields fall.) In contrast, economic reports in Europe and Asia began to improve, and accommodative policies from central banks in those regions helped international equities rebound. Oil prices stabilized, providing some relief for emerging market stocks, although a stronger U.S. dollar posed another significant headwind for the asset class.

U.S. economic growth regained momentum in the second quarter, helping U.S. stocks resume an upward path; however, the improving data underscored the likelihood that the Fed would raise short-term rates before the end of 2015 and bond yields moved swiftly higher. The month of June brought a sharp, but temporary, sell-off across most asset classes as Greece’s long-brewing debt troubles came to an impasse. These concerns abated when the Greek parliament passed a series of austerity and reform measures in July. But the market’s calm was short-lived. Signs of weakness in China’s economy sparked extreme levels of volatility in Chinese equities despite policymakers’ attempts to stabilize the market.

Higher volatility spread through markets globally in the third quarter as further evidence of deceleration in China stoked worries about overall global growth. Weakening demand caused oil prices to slide once again, igniting another steep sell-off in emerging markets. Global volatility spiked higher as investors speculated whether the Fed would raise rates at its September meeting. News that the rate hike had been postponed brought little relief in the markets as the central bank’s decision reinforced investors’ concerns about the state of the global economy. Global equities and high yield bonds broadly declined, while higher quality assets, including U.S. Treasury bonds, municipal bonds and investment grade credit benefited from investors seeking shelter amid global uncertainty.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of September 30, 2015
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	(6.18)%	(0.61)%
U.S. small cap equities (Russell 2000® Index)	(11.55)	1.25
International equities (MSCI Europe, Australasia, Far East Index)	(9.68)	(8.66)
Emerging market equities (MSCI Emerging Markets Index)	(17.33)	(19.28)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.02	0.02
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(0.21)	6.03
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	(0.47)	2.94
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.70	3.00
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(4.82)	(3.40)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the Six-Month Period Ended September 30, 2015

The Federal Open Market Committee (“FOMC”) left the federal funds rate unchanged at the target range of 0.00% to 0.25% for the six-month period ended September 30, 2015. Expectations that the FOMC would raise short-term interest rates at their last meeting of the period on September 16 -17 remained relatively high going into early September. However, global economic developments and equity market volatility caused a tempering of those expectations as the date approached. At the meeting, the FOMC held rates at 0.00% to 0.25%, highlighting that “recent global economic and financial developments may restrain economic activity somewhat and are likely to put further downward pressure on inflation in the near term.” Additionally, the FOMC’s median dot plot demonstrated a lower expectation for the trajectory of future rate moves. FOMC Chairwoman Janet Yellen’s post-meeting comments cited global economic developments, strength of the dollar and tightening of financial conditions as reasons for not moving.

While uncertainty continues to remain as to the exact timing of a rate hike, most market participants agree that the FOMC will act at some point in the near term. As such, investor demand will continue to be skewed toward shorter tenors in fixed-rate securities with select purchases in longer-term floating-rate product. Ultimately, our opinion is that economic data will drive the FOMC’s decision. Ms. Yellen has indicated this sentiment on a number of occasions. Additionally, she has stated that too much emphasis is being placed on the first rate move while investors should focus on the full trajectory of rate hikes. Ms. Yellen further noted that there is “no plan to follow any type of mechanical approach” in terms of how the FOMC will raise rates once the hikes begin.

U.S. Treasury bill supply continues to fall as the United States approaches the limits of its borrowing authority. This is a constantly evolving situation, with the latest estimate being that the Treasury would exhaust its use of “extraordinary measures” on November 5. After this date, the U.S. government will have only roughly $30 billion in available cash and no ability to borrow. We would expect the $30 billion to be depleted quickly with a “hard” debt ceiling date by mid-November.

In the eurozone, the European Central Bank (“ECB”) elected to maintain its deposit rate at a negative 0.20%. At the ECB’s most recent meeting, President Mario Draghi said that the ECB was willing and ready to act if further stimulus is necessary given the ECB’s downgrade to its inflation forecast. The ECB now expects inflation for 2016 to be 1.1%, whereas its previous forecast was 1.5%. Additionally, the ECB expects gross domestic product growth to be only 1.7% for 2016 versus the previous forecast of 1.9%. The Bank of England left its benchmark rate unchanged at 0.50% amid speculation that the first rate hike in over six years may be on the horizon.

London Interbank Offered Rates (“LIBOR”) moved higher over the period amid speculation of a possible rate hike from the FOMC later this year. The benchmark three-month LIBOR ended the period at 0.325%, which is just over five basis points (0.05%) higher than it had been six months prior.

Generally, the short-term tax-exempt market enters a period of seasonal weakness early in the spring as personal income tax payments due April 15 negatively impact fund flows. This year, redemptions were much larger than expected, forcing significant outflows from municipal money market funds. In order to satisfy the large amount of shareholder withdrawals, money funds broadly sold variable rate demand note (“VRDN”) securities back to dealers, causing dealer inventories to swell to a level not seen in three years. As supply increased, the rates on VRDN securities as measured by the benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average seven-day rate, moved off an all-time low of 0.02% to a high of 0.11% in early May.

The month of June, however, ushered demand back into the VRDN market as money funds sought to reinvest the seasonal inflows of bond coupons as well as replace maturing longer-duration municipal notes. June also opens a window where municipalities begin to address 2016 fiscal budgets and satisfy their annual operating financing needs by issuing longer duration municipal notes. However, the continued improvement in the fiscal health of state and local municipal issuers has contributed to the reduced need for short-term borrowing, resulting in a reduction in one-year fixed-rate note issuance of more than 20% from last year’s levels. Although expectations for a federal funds rate hike before year end remains intact, a reduction in note issuance has contributed to only a moderate amount of upward pressure on one-year rates. The Municipal Market Advisors AAA General Obligation One-Year Index yield increased from 0.19% on April 1 to 0.23% on September 30. In addition, the reduced supply of fixed rate notes has contributed to an increase in demand for VRDN securities as an investment alternative, which resulted in the SIFMA Index dropping back to the historical low level of 0.02% by September 30.

Municipal money fund investors continue to be very selective within longer-duration maturities. As the FOMC’s change in monetary policy remains on the horizon and fund investors face unprecedented money market fund reform, there is widespread desire to maintain defensive positioning with higher levels of liquidity and shorter weighted average maturities. We expect one-year levels to move higher once a rate change is enacted by the FOMC. In the meantime, reduced supply continues to play a role in keeping any yield increases to a moderate amount.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2015

Fund Information as of September 30, 2015

Investment Objective

BBIF Tax-Exempt Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax, preservation of capital and liquidity.

Current Seven-Day Yields

	7-Day SEC Yields	7-Day Yields
Class 1	0.00%	0.00%
Class 2	0.00%	0.00%
Class 3	0.00%	0.00%
Class 4	0.00%	0.00%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on April 1, 2015 and held through September 30, 2015) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]			Annualized Expense Ratio
	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During the Period[1]	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During the Period[1]
Class 1	$1,000.00	$1,000.00	$0.55	$1,000.00	$1,024.45	$0.56	0.11%
Class 2	$1,000.00	$1,000.00	$0.55	$1,000.00	$1,024.45	$0.56	0.11%
Class 3	$1,000.00	$1,000.00	$0.55	$1,000.00	$1,024.45	$0.56	0.11%
Class 4	$1,000.00	$1,000.00	$0.55	$1,000.00	$1,024.45	$0.56	0.11%

[1]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Because the Fund invests significantly in the Master LLC, the expense examples reflect the net expenses of both the Fund and the Master LLC in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2015	5

Statement of Assets and Liabilities	BBIF Tax-Exempt Fund

September 30, 2015 (Unaudited)

Assets
Investments at value — Master Tax-Exempt LLC (the “Master LLC”) (cost — $358,169,292)	$358,169,292
Receivables:
Capital shares sold	158,649
Prepaid expenses	240,953
From the administrator	6,656

Total assets	358,575,550

Liabilities
Payables:
Contributions to the Master LLC	158,649
Officer’s fees	278
Other accrued expenses	33,057

Total liabilities	191,984

Net Assets	$358,383,566

Net Assets Consist of
Paid-in capital	$358,352,296
Undistributed net investment income	261
Accumulated net realized gain allocated from the Master LLC	31,009

Net Assets	$358,383,566

Net Asset Value
Class 1 — Based on net assets of $16,843,299 and 16,836,314 shares outstanding, unlimited number of shares authorized, par value $0.10 per share	$1.00

Class 2 — Based on net assets of $33,241,346 and 33,227,723 shares outstanding, unlimited number of shares authorized, par value $0.10 per share	$1.00

Class 3 — Based on net assets of $114,968,626 and 114,921,836 shares outstanding, unlimited number of shares authorized, par value $0.10 per share	$1.00

Class 4 — Based on net assets of $193,330,295 and 193,249,080 shares outstanding, unlimited number of shares authorized, par value $0.10 per share	$1.00

See Notes to Financial Statements.

6	BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2015

Statement of Operations	BBIF Tax-Exempt Fund

Six Months Ended September 30, 2015 (Unaudited)

Investment Income
Net investment income allocated from the Master LLC:
Interest	$199,788
Expenses	(323,851)
Fees waived	260,943

Total income	136,880

Fund Expenses
Administration	467,437
Service and distribution — Class 1	94,089
Service and distribution — Class 2	111,151
Service and distribution — Class 3	223,969
Service and distribution — Class 4	384,884
Transfer agent — Class 1	3,693
Transfer agent — Class 2	1,800
Transfer agent — Class 3	2,595
Transfer agent — Class 4	5,274
Registration	135,010
Professional	13,310
Printing	10,412
Officer	160
Miscellaneous	8,558

Total expenses	1,462,342
Less:
Fee waived by the administrator	(467,437)
Service and distribution fees waived — Class 1	(94,089)
Service and distribution fees waived — Class 2	(111,151)
Service and distribution fees waived — Class 3	(223,969)
Service and distribution fees waived — Class 4	(384,884)
Transfer agent fees reimbursed — Class 1	(3,693)
Transfer agent fees reimbursed — Class 2	(1,800)
Transfer agent fees reimbursed — Class 3	(2,595)
Transfer agent fees reimbursed — Class 4	(5,274)
Other expenses waived and/or reimbursed by the administrator — Class 1	(1,492)
Other expenses waived and/or reimbursed by the administrator — Class 2	(2,724)
Other expenses waived and/or reimbursed by the administrator — Class 3	(9,768)
Other expenses waived and/or reimbursed by the administrator — Class 4	(16,674)

Total expenses after fees waived and/or reimbursed	136,792

Net investment income	88

Realized Gain Allocated from the Master LLC
Net realized gain from investments	29,681

Net Increase in Net Assets Resulting from Operations	$29,769

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2015	7

Statements of Changes in Net Assets	BBIF Tax-Exempt Fund

Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

Operations
Net investment income	$88	$172
Net realized gain	29,681	34,469

Net increase in net assets resulting from operations	29,769	34,641

Distributions to Shareholders From[1]
Net investment income:
Class 1	(4)	(19)
Class 2	(8)	(38)
Class 3	(29)	(126)
Class 4	(47)	(189)
Net realized gain:
Class 1	—	(1,955)
Class 2	—	(4,600)
Class 3	—	(14,004)
Class 4	—	(21,311)

Decrease in net assets resulting from distributions to shareholders	(88)	(42,242)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(30,291,479)	66,819,082

Net Assets
Total increase (decrease) in net assets	(30,261,798)	66,811,481
Beginning of period	388,645,364	321,833,883

End of period	$358,383,566	$388,645,364

Undistributed net investment income, end of period	$261	$261

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

8	BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2015

Financial Highlights	BBIF Tax-Exempt Fund

	Class 1
	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31,
			2015		2014		2013		2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0001		0.0000 [1]
Net realized gain	0.0000	[1]	0.0001		0.0001		0.0000	[1]	0.0000	[1]	0.0000 [1]

Net increase from investment operations	0.0000		0.0001		0.0001		0.0000		0.0001		0.0000

Distributions from:[2]
Net investment income	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0001)		(0.0000)[3]
Net realized gain	—		(0.0001)		(0.0001)		(0.0000)[3]		(0.0000)[3]		(0.0000)[3]

Total distributions	(0.0000)		(0.0001)		(0.0001)		(0.0000)		(0.0001)		(0.0000)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.01%		0.01%		0.00%		0.01%		0.00%

Ratios to Average Net Assets[6]
Total expenses	1.40%	[7,8]	1.38%	[7]	1.42%	[7]	1.53%	[7]	1.52%	[7]	1.53%

Total expenses after fees waived and/or reimbursed	0.11%	[7,8]	0.10%	[7]	0.15%	[7]	0.24%	[7]	0.24%	[7]	0.41%

Net investment income	0.00%	[7,8]	0.00%	[7]	0.00%	[7]	0.00%	[7]	0.00%	[7]	0.00%

Supplemental Data
Net assets, end of period (000)	$16,843		$44,002		$20,283		$46,498		$22,689		$23,650

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

[7]

For the six months ended September 30, 2015 and the years ended March 30, 2015, March 30, 2014, March 30, 2013 and March 30, 2012, includes the Fund’s share of the Master LLC’s allocated fees waived of 0.14%, 0.12%, 0.08%, 0.09% and 0.03%, respectively.

[8]	Annualized.

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2015	9

Financial Highlights (continued)	BBIF Tax-Exempt Fund

	Class 2
	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31,
			2015		2014		2013		2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0001		0.0004
Net realized gain	0.0000	[1]	0.0001		0.0001		0.0000	[1]	0.0000	[1]	0.0000 [1]

Net increase from investment operations	0.0000		0.0001		0.0001		0.0000		0.0001		0.0004

Distributions from:[2]
Net investment income	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0001)		(0.0004)
Net realized gain	—		(0.0001)		(0.0001)		(0.0000)[3]		(0.0000)[3]		(0.0000)[3]

Total distributions	(0.0000)		(0.0001)		(0.0001)		(0.0000)		(0.0001)		(0.0004)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.01%		0.01%		0.00%		0.01%		0.04%

Ratios to Average Net Assets[6]
Total expenses	1.05%	[7,8]	1.04%	[7]	1.08%	[7]	1.17%	[7]	1.15%	[7]	1.17%

Total expenses after fees waived and/or reimbursed	0.11%	[7,8]	0.10%	[7]	0.15%	[7]	0.24%	[7]	0.24%	[7]	0.37%

Net investment income	0.00%	[7,8]	0.00%	[7]	0.00%	[7]	0.00%	[7]	0.00%	[7]	0.04%

Supplemental Data
Net assets, end of period (000)	$33,241		$38,329		$34,670		$46,969		$93,113		$120,548

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

[7]

For the six months ended September 30, 2015 and the years ended March 30, 2015, March 30, 2014, March 30, 2013 and March 30, 2012, includes the Fund’s share of the Master LLC’s allocated fees waived of 0.14%, 0.12%, 0.08%, 0.09% and 0.03%, respectively.

[8]	Annualized.

See Notes to Financial Statements.

10	BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2015

Financial Highlights (continued)	BBIF Tax-Exempt Fund

	Class 3
	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31,
			2015		2014		2013		2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0001		0.0004
Net realized gain	0.0000	[1]	0.0001		0.0001		0.0000	[1]	0.0000	[1]	0.0000 [1]

Net increase from investment operations	0.0000		0.0001		0.0001		0.0000		0.0001		0.0004

Distributions from:[2]
Net investment income	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0001)		(0.0004)
Net realized gain	—		(0.0001)		(0.0001)		(0.0000)[3]		(0.0000)[3]		(0.0000)[3]

Total distributions	(0.0000)		(0.0001)		(0.0001)		(0.0000)		(0.0001)		(0.0004)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.01%		0.01%		0.00%		0.01%		0.04%

Ratios to Average Net Assets[6]
Total expenses	0.75%	[7,8]	0.73%	[7]	0.77%	[7]	0.87%	[7]	0.84%	[7]	0.87%

Total expenses after fees waived and/or reimbursed	0.11%	[7,8]	0.11%	[7]	0.15%	[7]	0.24%	[7]	0.24%	[7]	0.37%

Net investment income	0.00%	[7,8]	0.00%	[7]	0.00%	[7]	0.00%	[7]	0.00%	[7]	0.04%

Supplemental Data
Net assets, end of period (000)	$114,969		$127,273		$136,502		$139,022		$223,118		$289,418

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

[7]

For the six months ended September 30, 2015 and the years ended March 30, 2015, March 30, 2014, March 30, 2013 and March 30, 2012, includes the Fund’s share of the Master LLC’s allocated fees waived of 0.14%, 0.12%, 0.08%, 0.09%, and 0.03% respectively.

[8]	Annualized.

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2015	11

Financial Highlights (concluded)	BBIF Tax-Exempt Fund

	Class 4
	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31,
			2015		2014		2013		2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0001		0.0004
Net realized gain	0.0000	[1]	0.0001		0.0001		0.0000	[1]	0.0000	[1]	0.0000 [1]

Net increase from investment operations	0.0000		0.0001		0.0001		0.0000		0.0001		0.0004

Distributions from:[2]
Net investment income	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0001)		(0.0004)
Net realized gain	—		(0.0001)		(0.0001)		(0.0000)[3]		(0.0000)[3]		(0.0000)[3]

Total distributions	(0.0000)		(0.0001)		(0.0001)		(0.0000)		(0.0001)		(0.0004)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.01%		0.01%		0.00%		0.01%		0.04%

Ratios to Average Net Assets[6]

Total expenses	0.76%	[7,8]	0.74%	[7]	0.77%	[7]	0.86%	[7]	0.84%	[7]	0.85%

Total expenses after fees waived and/or reimbursed	0.11%	[7,8]	0.10%	[7]	0.15%	[7]	0.24%	[7]	0.24%	[7]	0.36%

Net investment income	0.00%	[7,8]	0.00%	[7]	0.00%	[7]	0.00%	[7]	0.00%	[7]	0.04%

Supplemental Data
Net assets, end of period (000)	$193,330		$179,041		$130,379		$134,061		$197,117		$336,880

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

[7]

For the six months ended September 30, 2015 and the years ended March 30, 2015, March 30, 2014, March 30, 2013 and March 30, 2012, includes the Fund’s share of the Master LLC’s allocated fees waived of 0.14%, 0.12%, 0.08%, 0.09% and 0.03%, respectively.

[8]	Annualized.

See Notes to Financial Statements.

12	BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2015

Notes to Financial Statements (Unaudited)	BBIF Tax-Exempt Fund

1. Organization:

BBIF Tax-Exempt Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund is organized as a Massachusetts business trust. The Fund seeks to achieve its investment objective by investing all of its assets in Master Tax-Exempt LLC (the “Master LLC”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master LLC reflects the Fund’s proportionate interest in the net assets of the Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. At period end, the percentage of the Master LLC owned by the Fund was 12.5%. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that each bears certain expenses related to shareholder servicing and expenses related to the distribution of such shares. Class 1, Class 2, Class 3 and Class 4 Shares are only available through exchanges and distribution reinvestments by current holders and for purchase by certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Fund and Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board” and the members are referred to as “Directors.”

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Administrator”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master LLC are accounted on a trade date basis. The Fund records daily its proportionate share of the Master LLC’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared and reinvested daily. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by BAL, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund may earn interest on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Fund. This amount, if any, is shown as interest in the Statement of Operations.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Master LLC at fair value based on the Fund’s proportionate interest in the net assets of the Master LLC. Valuation of securities held by the Master LLC is discussed in Note 3 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report.

BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2015	13

Notes to Financial Statements (continued)	BBIF Tax-Exempt Fund

4. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

The Fund entered into an Administration Agreement with the Administrator, an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.25% of the average daily value of the Fund’s net assets. The Fund does not pay an investment advisory fee or investment management fee.

The Fund entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Class 1	Class 2	Class 3	Class 4
Service Fee	0.25%	0.25%	0.25%	0.25%
Distribution Fee	0.750%	0.425%	0.125%	0.125%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Class 1, Class 2, Class 3 and Class 4 shareholders.

The Fund entered into a contractual arrangement with the Administrator and BRIL to waive and/or reimburse a portion of the Fund’s direct fees and expenses, which excludes fees and expenses allocated from the Master LLC, to ensure that the net expenses for the Fund’s Class 2 Shares are 0.35% higher than those of BIF Tax-Exempt Fund, and the net expenses for the Fund’s Class 3 and Class 4 Shares are equal to those of BIF Tax-Exempt Fund, without giving effect to any voluntary fee waivers. The fee/expense waiver includes service and distribution fees. The Administrator and BRIL have agreed not to reduce or discontinue this contractual waiver or reimbursement prior to August 1, 2016. This contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested Directors or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in service and distribution fees waived — class specific in the Statement of Operations.

The Administrator and BRIL voluntarily agreed to waive a portion of their respective management and service fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income. These amounts are reported in the Statement of Operations as fees waived by the Administrator, or service and distribution fees waived — class specific and transfer agent fees reimbursed — class specific. The Administrator and BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses BAL for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in officer in the Statement of Operations.

5. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for each of the four years ended March 31, 2015. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

6. Principal Risks:

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance period for amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

14	BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2015

Notes to Financial Statements (concluded)	BBIF Tax-Exempt Fund

7. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

	Six Months Ended September 30, 2015	Year Ended March 31, 2015
Class 1
Shares sold	92,425,056	319,091,667
Shares issued in reinvestment of distributions	—	1,965
Shares redeemed	(119,576,913)	(295,380,514)

Net increase (decrease)	(27,151,857)	23,713,118

Class 2
Shares sold	186,624,492	191,396,510
Shares issued in reinvestment of distributions	—	4,622
Shares redeemed	(191,714,279)	(187,739,397)

Net increase (decrease)	(5,089,787)	3,661,735

Class 3
Shares sold	334,185,525	660,603,442
Shares issued in reinvestment of distributions	6	14,083
Shares redeemed	(346,498,284)	(669,831,981)

Net decrease	(12,312,753)	(9,214,456)

Class 4
Shares sold	858,229,078	1,616,473,755
Shares issued in reinvestment of distributions	19	21,454
Shares redeemed	(843,966,179)	(1,567,836,524)

Net increase	14,262,918	48,658,685

Total Net Increase (Decrease)	(30,291,479)	66,819,082

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2015	15

Master LLC Portfolio Information	Master Tax-Exempt LLC

As of September 30, 2015

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	86%
Fixed Rate Notes	9
Tax-Exempt Commercial Paper	5

Total	100%

16	BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.5%
City of Columbia Alabama IDB, Refunding RB, VRDN, Alabama Power Co. Project, 0.05%, 10/01/15 (a)	$53,950	$53,950,000
City of Huntsville Alabama IDB, Refunding RB, VRDN, AMT (First Commercial Bank) (Federal Home Loan Bank of Atlanta LOC), 0.17%, 10/07/15 (a)	1,315	1,315,000
City of Mobile Alabama Downtown Redevelopment Authority, RB, VRDN (a):
Series A (National Australia Bank Ltd. LOC), 0.01%, 10/07/15	2,510	2,510,000
Series B (Australia and New Zealand Banking Group Ltd. LOC), 0.01%, 10/07/15	2,460	2,460,000
City of Mobile Alabama IDB, RB, VRDN, Alabama Power Co. Project, 0.07%, 10/07/15 (a)	10,540	10,540,000

		70,775,000
Alaska — 0.9%
City of Valdez Alaska, Refunding RB, VRDN, ConocoPhillips Project, Series C, 0.01%, 10/07/15 (a)	24,400	24,400,000
Arizona — 1.5%
City of Phoenix Industrial Development Authority, RB, VRDN, Mayo Clinic, Series B (Wells Fargo Bank NA SBPA), 0.01%, 10/01/15 (a)	10,000	10,000,000
County of Navajo Arizona Pollution Control Corp., Refunding RB, VRDN (MUFG Union Bank LOC), 0.01%, 10/01/15 (a)	32,000	32,000,000

		42,000,000
Arkansas — 0.1%
Arkansas Development Finance Authority, RB, VRDN, S/F Housing, Mortgage-Backed Securities Program, Series E, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.10%, 10/07/15 (a)	3,200	3,200,000
California — 0.7%
Bay Area Toll Authority, P-FLOATS, RB, VRDN, Series C1 (Bank of America NA Liquidity Agreement), 0.04%, 10/07/15 (a)(b)(c)	4,910	4,910,000
City of Sacramento California, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, Series 4375 (JPMorgan Chase Bank NA SBPA), 0.03%, 10/07/15 (a)(b)(c)	13,000	13,000,000

Municipal Bonds	Par (000)	Value
California (continued)
Riverside County Transportation Commission, Refunding RB, Series B, VRDN (Bank of Tokyo-Mitsubishi UFJ SBPA), 0.01%, 10/07/15 (a)	$2,500	$2,500,000

		20,410,000
Colorado — 0.3%
Colorado Educational & Cultural Facilities Authority, RB, VRDN (TD Bank NA LOC), 0.01%, 10/01/15 (a)	5,000	5,000,000
Sheridan Redevelopment Agency, Refunding, Tax Allocation Bonds, VRDN, South Santa Fe Drive (JPMorgan Chase Bank NA LOC), 0.04%, 10/07/15 (a)	3,315	3,315,000

		8,315,000
Connecticut — 0.1%
Connecticut Housing Finance Authority, Refunding RB, VRDN (Royal Bank of Canada SBPA), 0.01%, 10/07/15 (a)	3,500	3,500,000
District of Columbia — 0.3%
District of Columbia, RB, VRDN, Community Connections Real Estate, Series A (Manufacturers & Traders Trust Co. LOC), 0.07%, 10/07/15 (a)	3,500	3,500,000
District of Columbia Water & Sewer Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2013-0012, Class A (AGM) (Citibank NA SBPA), 0.04%, 10/07/15 (a)(b)(c)	4,400	4,400,000

		7,900,000
Florida — 4.4%
City of Hollywood Florida Water & Sewer Revenue, Refunding RB, 2.00%, 10/01/15	5,175	5,175,248
City of Jacksonville Florida, PCR Florida Power & Light, 0.10%, 10/13/15	10,300	10,300,000
City of Orlando Utilities Commission, Refunding RB, VRDN, Series A, 0.20%, 4/27/16 (a)	7,600	7,600,000
City of Tampa Bay Florida Regional Water Supply Authority, Refunding RB, VRDN, FLOATS (Branch Banking & Trust Liquidity Agreement), 0.02%, 10/01/15 (a)(b)(c)	25,265	25,265,000
County of Brevard Florida Housing Finance Authority, RB, VRDN, M/F, Timber Trace Apartments Project, AMT (Citibank NA LOC), 0.04%, 10/07/15 (a)	9,735	9,735,000

Portfolio Abbreviations

AGC	Assured Guarantee Corp.	FLOATS	Floating Rate Securities	M/F	Multi-Family
AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds	P-FLOATS	Puttable Floating Rate Securities
AMT	Alternative Minimum Tax (subject to)	HDA	Housing Development Authority	PUTTERS	Puttable Tax-Exempt Receipts
BAN	Bond Anticipation Notes	HFA	Housing Finance Agency	RB	Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.	HRB	Housing Revenue Bonds	ROCS	Reset Option Certificates
COP	Certificates of Participation	IDA	Industrial Development Authority	SBPA	Stand-by Bond Purchase Agreements
DRIVERS	Derivative Inverse Tax-Exempt Receipts	IDB	Industrial Development Board	S/F	Single-Family
ECN	Extendible Commercial Note	ISD	Independent School District	TAN	Tax Anticipation Notes
EDA	Economic Development Authority	LOC	Letter of Credit	TECP	Tax-Exempt Commercial Paper
EDC	Economic Development Corp.	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders	VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2015	17

Schedule of Investments (continued)	Master Tax-Exempt LLC

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Collier Florida IDA, RB, VRDN, March Project, AMT (Wells Fargo Bank NA LOC), 0.20%, 10/07/15 (a)	$1,190	$1,190,000
County of Hillsborough Florida Housing Finance Authority, HRB, VRDN, M/F, Claymore Crossings Apartments, AMT (Citibank NA LOC), 0.04%, 10/07/15 (a)	1,900	1,900,000
County of Manatee Florida Housing Finance Authority, HRB, VRDN, M/F, Village at Cortez Apartments, Series A, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.04%, 10/07/15 (a)	10,400	10,400,000
County of Miami-Dade Florida Transit System Sales Surtax Revenue, RB, VRDN, Eagle Tax-Exempt Trust, Class A (AGM), (Citibank NA Liquidity Agreement), 0.04%, 10/07/15 (a)(b)(c)	7,450	7,450,000
County of Miami-Dade Florida Water & Sewer System Revenue, RB, VRDN, ROCS, Series RR-II-R-11834 (AGM) (Citibank NA Liquidity Agreement), 0.06%, 10/07/15 (a)(b)(c)	23,750	23,750,000
County of Orange Florida, RBC Muni Products, Inc. Trust, Refunding RB, FLOATS, VRDN, Series O-43 (Royal Bank of Canada SBPA), 0.02%, 10/07/15 (a)(b)(c)	5,115	5,115,000
County of Orlando & Orange Florida Expressway Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 0145, Class A (BHAC) (Citibank NA Liquidity Agreement), 0.03%, 10/07/15 (a)	11,300	11,300,000
Florida Housing Finance Corp., RB, VRDN, M/F, Savannah Springs Apartments, Series N, AMT (Citibank NA LOC), 0.04%, 10/07/15 (a)	6,500	6,500,000

		125,680,248
Georgia — 0.0%
City of Augusta, GO, 4.00%, 10/01/15	225	225,023
Illinois — 2.2%
Illinois Finance Authority, RB, VRDN (a):
AMT, INX International Ink Co. (JPMorgan Chase Bank NA LOC), 0.10%, 10/07/15	3,745	3,745,000
ROCS, Series RR-11624 (AGC) (Citibank NA SBPA), 0.22%, 10/07/15 (b)(c)	16,100	16,100,000
Illinois Finance Authority, Refunding RB, VRDN (a):
Northwestern Memorial Hospital (Wells Fargo Bank NA SBPA), 0.01%, 10/07/15	1,970	1,970,000
Eagle Tax-Exempt Trust, Series 2006-0118, Class A (Citibank NA SBPA), 0.02%, 10/07/15 (b)(c)	3,150	3,150,000
State of Illinois, GO, VRDN, (State Street Bank and Trust LOC), 0.01%, 10/07/15 (a)	17,000	17,000,000
University of Illinois, Refunding RB, VRDN, UIC South Campus Development (JPMorgan Chase Bank NA LOC), 0.01%, 10/07/15 (a)	20,015	20,015,000

		61,980,000
Indiana — 3.1%
City of Indianapolis Local Public Improvement Bond Bank, Refunding RB, ROCS, VRDN, Series II-R-11779 (AGC) (Citibank NA SBPA), 0.22%, 10/07/15 (a)(b)(c)	47,870	47,870,000

Municipal Bonds	Par (000)	Value
Indiana (continued)
City of Michigan Indiana, RB, M/F, VRDN, Palatek Project, AMT (Comerica Bank NA LOC), 0.12%, 10/07/15 (a)	$3,200	$3,200,000
Indiana Finance Authority, Refunding RB, VRDN, Series A-2 (BMO Harris Bank NA SBPA), 0.02%, 10/07/15 (a)	37,365	37,365,000

		88,435,000
Iowa — 4.3%
Iowa Finance Authority, RB, VRDN (a):
M/F Housing, AMT, Series A (Wells Fargo Bank NA SBPA), 0.02%, 10/07/15	3,550	3,550,000
CJ BIO America, Inc. Project (Korea Development Bank LOC), 0.13%, 10/07/15	118,060	118,060,000
Iowa Higher Education Loan Authority, Refunding RB, VRDN Des Moines University Project (BMO Harris Bank NA LOC), 0.01%, 10/01/15 (a)	2,550	2,550,000

		124,160,000
Kansas — 0.0%
Counties of Sedgwick & Shawnee Kansas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 3206, AMT (JPMorgan Chase Bank NA SBPA), 0.06%, 10/07/15 (a)(b)(c)	1,120	1,120,000
Louisiana — 3.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN (a):
BASF Corp. Project, AMT, 0.08%, 10/07/15	4,000	4,000,000
Honeywell International, Inc. Project, 0.12%, 10/07/15	6,000	6,000,000
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, VRDN, BASF Corp. Project, Series B, 0.04%, 10/07/15 (a)	7,500	7,500,000
Louisiana Offshore Terminal Authority, Refunding RB, VRDN, Loop LLC Project, Series B (JPMorgan Chase Bank NA LOC), 0.02%, 10/07/15 (a)	15,050	15,050,000
Louisiana Public Facilities Authority, RB, VRDN (a):
Air Products and Chemicals Project, 0.01%, 10/07/15	20,000	20,000,000
Air Products and Chemicals Project B, 0.01%, 10/07/15	5,900	5,900,000
Parish of Ascension Louisiana, RB, VRDN, BASF Corp. Project, 0.08%, 10/07/15 (a)	11,800	11,800,000
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, VRDN (Citibank NA Liquidity Agreement), 0.03%, 10/07/15 (a)(b)	30,000	30,000,000

		100,250,000
Maryland — 1.4%
City of Washington Maryland Suburban Sanitary Commission, GO, Series A, VRDN, BANS (TD Bank NA SBPA), 0.02%, 10/07/15 (a)	7,000	7,000,000

See Notes to Financial Statements.

18	BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Master Tax-Exempt LLC

Municipal Bonds	Par (000)	Value
Maryland (continued)
County of Baltimore Maryland, RB, VRDN, M/F, Paths at Loveton (Manufacturers & Traders Trust Co. LOC), 0.07%, 10/07/15 (a)	$3,055	$3,055,000
Maryland EDC, RB, VRDN, Linemark Printing Project, AMT (Manufacturers & Traders LOC), 0.22%, 10/07/15 (a)	3,050	3,050,000
Maryland Health & Higher Educational Facilities Authority, Refunding RB, VRDN (a):
ROCS, Series 11594 (AGC) (Citibank NA Liquidity Agreement), 0.22%, 10/07/15 (b)(c)	8,635	8,635,000
University of Maryland Medical System (TD Bank NA LOC), 0.01%, 10/01/15	19,530	19,530,000

		41,270,000
Massachusetts — 3.5%
City of Salem Massachusetts, GO, 1.00%, 12/03/15	1,000	1,001,222
Massachusetts Bay Transportation Authority, RB, Clipper Tax-Exempt Certificate Trust, VRDN, Series 2009-47 (State Street Bank & Trust Co. SBPA), 0.05%, 10/07/15 (a)(c)	50,000	50,000,000
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, 7-Month Window, Senior Series A, 0.11%, 4/27/16 (a)	5,010	5,010,000
Massachusetts Development Finance Agency, HRB, M/F Housing, Avalon Acton Apartment, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.03%, 10/07/15 (a)	3,000	3,000,000
Massachusetts Development Finance Agency, RB, VRDN, FLOATS (a)(b)(c):
Holy Cross College, Series 1336 (Credit Suisse AG SBPA), 0.14%, 10/07/15	1,500	1,500,000
Woodbriar Senior Living Facility, RBC Municipal Product, Inc. Trust, Series E-38 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.03%, 10/01/15	8,380	8,380,000
Massachusetts Health & Educational Facilities Authority, RB, VRDN, Baystate Medical Center, Series K (Wells Fargo Bank NA LOC), 0.01%, 10/01/15 (a)	1,500	1,500,000
Massachusetts Health & Educational Facilities Authority, Refunding RB, VRDN (a):
Great Brook Valley Health Center, Series A (TD Bank NA LOC), 0.02%, 10/07/15	1,190	1,190,000
Tufts University, Series N-2 (Wells Fargo Bank NA SBPA), 0.01%, 10/01/15	3,800	3,800,000
Massachusetts School Building Authority, RB, Sales Tax Revenue, VRDN, Eagle Tax-Exempt Trust, Class A (Citibank NA SBPA), 0.03%, 10/07/15 (a)(b)(c)	2,000	2,000,000
Massachusetts State Department of Transportation, Refunding RB, VRDN, Contract Assistance, Series A-2 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.01%, 10/07/15 (a)	4,000	4,000,000
Massachusetts Water Resources Authority, Refunding RB, VRDN (a)(c):
Eagle Tax-Exempt Trust, Series 2006-0054, Class A (AGM) (Citibank NA SBPA), 0.02%, 10/07/15	1,600	1,600,000
FLOATS, RBC Municipal Product, Inc. Trust, Series E-42 (Royal Bank of Canada LOC), 0.02%, 10/01/15 (b)	7,000	7,000,000

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
University of Massachusetts Building Authority, RB, Senior Series 1:
2.00%, 11/01/15	$215	$215,340
VRDN (JPMorgan Chase Bank NA SBPA), 0.02%, 10/07/15 (a)	5,985	5,985,000
University of Massachusetts Building Authority, Refunding RB, VRDN, 7-Month Window, Senior Series 2, 0.11%, 4/27/16 (a)	4,535	4,535,000

		100,716,562
Michigan — 3.4%
Michigan Finance Authority, RB, VRDN, Higher Education Facilities (Comerica Bank NA LOC), 0.07%, 10/07/15 (a)	6,880	6,880,000
Michigan Higher Education Facilities Authority, Refunding RB, VRDN, Limited Obligation, University of Detroit Mercy Project (Comerica Bank NA LOC), 0.01%, 10/01/15 (a)	5,425	5,425,000
Michigan State HDA, Series A (JPMorgan Chase Bank NA SBPA), M/F Housing, Berrien Woods III (a):
(Citibank NA LOC), 0.04%, 10/07/15	4,415	4,415,000
Series C, 0.03%, 10/07/15	19,525	19,525,000
Michigan State HDA, Refunding, HRB, VRDN, AMT (a):
M/F, 0.07%, 10/01/15	29,420	29,420,000
S/F, Series B (Federal Home Loan Bank SBPA), 0.03%, 10/07/15	1,700	1,700,000
Michigan State Hospital Finance Authority, Refunding RB, VRDN, Window, Ascension Health Senior Credit Group, Series F-7, 0.08%, 4/27/16 (a)	7,760	7,760,000
Michigan Strategic Fund, RB, VRDN (a):
CS Facilities LLC Project (MUFG Union Bank LOC), 0.02%, 10/07/15	11,045	11,045,000
MANS LLC Project, AMT (Comerica Bank NA LOC), 0.12%, 10/07/15	5,300	5,300,000
Riverwalk Properties LLC Project, AMT (Comerica Bank NA LOC), 0.12%, 10/07/15	600	600,000
Oakland University, Refunding RB, VRDN, General (JPMorgan Chase Bank NA LOC), 0.02%, 10/07/15 (a)	890	890,000
Wayne State University, Refunding RB, Series A, 5.00%, 11/15/15	3,975	3,999,085

		96,959,085
Minnesota — 0.3%
Minneapolis Minnesota Health Care System, RB, VRDN, FLOATS, Fairview Health Services, Series E-19 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.02%, 10/07/15 (a)(b)(c)	4,200	4,200,000
Minnesota Housing Finance Agency, Refunding RB, AMT, Series D (Fannie Mae), VRDN (Royal Bank of Canada SBPA), 0.03%, 10/07/15 (a)	5,075	5,075,000

		9,275,000
Mississippi — 0.5%
Mississippi Business Finance Corp., RB, Chevron USA Inc., Series I, VRDN, 0.01%, 10/01/15 (a)	2,650	2,650,000

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2015	19

Schedule of Investments (continued)	Master Tax-Exempt LLC

Municipal Bonds	Par (000)	Value
Mississippi (continued)
State of Mississippi, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 84 (State Street Bank & Trust Co. SBPA), 0.02%, 10/07/15 (a)(c)	$11,900	$11,900,000

		14,550,000
Missouri — 0.2%
City of Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT, 0.08%, 10/07/15 (a)	6,000	6,000,000
State of Missouri, COP, Refunding Series A, 1.50%, 10/01/15	1,090	1,090,037

		7,090,037
Nebraska — 0.6%
City of Lincoln Nebraska, RB, FLOATS, VRDN, Series 2900 (Credit Suisse Liquidity Agreement), 0.04%, 10/07/15 (a)(c)	16,000	16,000,000
Nevada — 0.3%
County of Clark Nevada School District, BB&T Municipal Trust, GO, VRDN, (Branch Banking & Trust LOC, Branch Banking & Trust Liquidity Agreement), 0.04%, 10/01/15 (a)(b)(c)	9,745	9,745,000
New Hampshire — 0.5%
County of Cheshire New Hampshire, GO, TAN, 1.00%, 12/30/15	14,840	14,867,970
New Jersey — 3.1%
Borough of Chatham New Jersey, GO, BAN, 1.25%, 7/15/16	4,258	4,283,758
Borough of Dumont New Jersey, GO, Refunding, 1.50%, 6/23/16	6,179	6,221,861
Borough of Hasbrouck Heights New Jersey, GO, BAN, Refunding, 1.00%, 3/24/16	4,611	4,623,788
Borough of Hawthorne New Jersey, GO, BAN, Refunding, 1.00%, 10/30/15	4,312	4,314,187
Borough of Mendham New Jersey, GO, 1.75%, 7/08/16	2,250	2,270,228
Borough of Oradell New Jersey, GO, BAN, 1.00%, 4/08/16	3,310	3,319,630
Borough of Rumson New Jersey, GO, Series A, 1.50%, 8/25/16	4,002	4,034,182
Borough of Upper Saddle River New Jersey, GO, BAN, 1.00%, 2/19/16	5,335	5,348,079
City of Margate City New Jersey, GO, BAN, Refunding, 2.00%, 7/19/16	7,855	7,945,673
County of Atlantic New Jersey, GO, BAN, Refunding, 2.00%, 6/29/16	15,806	15,977,183
Township of Berkeley Heights New Jersey, GO, BAN, Refunding, 1.00%, 10/08/15	4,361	4,361,025
Township of Burlington New Jersey, GO, BAN, 1.00%, 10/09/15	4,650	4,650,150
Township of Hillsborough New Jersey, GO, BAN, 1.00%, 12/11/15	2,284	2,286,616
Township of Jackson New Jersey, GO, BAN, 2.00%, 8/03/16	3,971	4,019,583
Township of Montville New Jersey, GO, BAN, 1.50%, 10/07/16 (d)	3,500	3,531,220
Township of Mount Laurel New Jersey, GO, BAN, Series C, 1.25%, 3/10/16	6,887	6,913,608
Township of Voorhees New Jersey, GO, BAN, Series A, 2.00%, 7/29/16	3,668	3,711,786

		87,812,557

Municipal Bonds	Par (000)	Value
New Mexico — 0.3%
New Mexico Finance Authority, Refunding RB, VRDN, Sub-Lien, Sub-Series A-1 (State Street Bank & Trust LOC), 0.01%, 10/07/15 (a)	$8,350	$8,350,000
New York — 17.1%
Center Moriches Union Free School District, GO, TAN, 1.50%, 6/24/16	6,300	6,339,888
Churchville-Chili Central School District, GO, BAN, 1.50%, 6/28/16	4,300	4,331,245
City of Homer New York Central School District, GO, BAN, 2.00%, 7/15/16	7,500	7,585,397
City of New York New York, GO, VRDN (a):
Sub-Series A-3 (Morgan Stanley Bank LOC), 0.01%, 10/07/15	6,100	6,100,000
Sub-Series D-4 (TD Bank NA SBPA), 0.01%, 10/01/15	7,000	7,000,000
Sub-Series G-7 (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.01%, 10/01/15	8,545	8,545,000
City of New York New York Industrial Development Agency, RB, VRDN, Korean Air Lines Co. Ltd. Project, Series A, AMT (Kookmin Bank LOC), 0.09%, 10/07/15 (a)	23,800	23,800,000
County of Dutchess New York IDA, RB, VRDN, Marist College, Series A (TD Bank NA LOC), 0.04%, 10/07/15 (a)	8,645	8,645,000
East Williston Union Free School District, GO, TAN, 1.50%, 6/28/16	3,500	3,525,420
Maine-Endwell Central School District, GO, BAN, 1.50%, 7/22/16	7,000	7,046,620
Manhasset Union Free School District, GO, TAN, 1.50%, 6/21/16	6,750	6,797,236
Metropolitan Transportation Authority, RB, VRDN (Royal Bank of Canada LOC), 0.01%, 10/07/15 (a)	5,000	5,000,000
New York City Housing Development Corp., RB, VRDN (a):
50th Avenue Development, Series A (Wells Fargo Bank NA LOC), 0.02%, 10/07/15	10,800	10,800,000
Lyric Development, Series A, AMT (Fannie Mae Guarantor, Fannie Mae SBPA), 0.02%, 10/07/15	4,530	4,530,000
M/F Housing, Balton, Series A (Freddie Mac LOC), 0.01%, 10/07/15	4,750	4,750,000
M/F Housing, Series K-2 (Wells Fargo Bank NA LOC), 0.02%, 10/07/15	8,400	8,400,000
Sierra Development, Series A, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.02%, 10/07/15	2,000	2,000,000
New York City Housing Development Corp., Refunding RB, VRDN, M/F Housing, The Crest, Series A (Landesbank Hessen-Thüringen LOC), 0.01%, 10/07/15 (a)	4,000	4,000,000
New York City Housing Development Corp. New York, RB, VRDN, 50th Avenue Development, Series A (Wells Fargo Bank NA LOC), 0.02%, 10/07/15 (a)	7,000	7,000,000
New York City Industrial Development Agency, RB, VRDN (a):
Korean Air Lines Co. Ltd. Project, Series C, AMT (Kookmin Bank LOC), 0.09%, 10/07/15	4,400	4,400,000

See Notes to Financial Statements.

20	BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Master Tax-Exempt LLC

Municipal Bonds	Par (000)	Value
New York (continued)
New York Law School Project, Series A (JPMorgan Chase Bank NA LOC), 0.01%, 10/07/15	$15,525	$15,525,000
New York City Transitional Finance Authority, Future Tax Secured Revenue, RB, VRDN (a):
Sub-Series A-4 (The Northern Trust Corp. SBPA), 0.01%, 10/01/15	4,000	4,000,000
Subordinate, Sub-Series C-5 (Sumitomo Mitsui Banking Corp. LOC), 0.01%, 10/07/15	4,800	4,800,000
New York City Transitional Finance Authority, Future Tax Secured Revenue, Refunding RB, VRDN, Sub-Series A-4 (TD Bank NA SBPA), 0.01%, 10/01/15 (a)	27,475	27,475,000
New York City Water & Sewer System, Refunding RB, VRDN, Municipal Water Finance Authority (a):
2nd General Resolution, Fiscal 2011, Series DD-1 (TD Bank NA SBPA), 0.01%, 10/01/15	9,900	9,900,000
FLOATS, Series 2043 (Morgan Stanley Bank Liquidity Agreement), 0.03%, 10/07/15 (b)(c)	2,600	2,600,000
New York Local Government Assistance Corp., Refunding RB, VRDN, Sub Lien, Series 4 (Bank of America NA SBPA), 0.01%, 10/07/15 (a)	2,000	2,000,000
New York Metropolitan Transportation Authority, Refunding RB, VRDN, Series A-1 (Royal Bank of Canada LOC), 0.01%, 10/01/15 (a)	10,250	10,250,000
New York State Dormitory Authority, RB, FLOATS, VRDN (JPMorgan Chase Bank NA Liquidity Agreement), 0.03%, 10/07/15 (a)(b)(c)	3,000	3,000,000
New York State Dormitory Authority, Refunding RB, Saint Johns University, Series B-1 (Bank of America LOC), VRDN, 0.01%, 10/07/15 (a)	14,370	14,370,000
New York State HFA, HRB, VRDN (a):
33 Bond St. Housing (Manufacturers & Traders Trust Co. LOC), 0.01%, 10/07/15	4,000	4,000,000
East 39th Street Housing, Series A, AMT (Fannie Mae Liquidity Facility), 0.02%, 10/07/15	10,000	10,000,000
M/F Housing, 175 West 60th Street Housing, Series A-1 (Manufacturers & Traders Trust Co. LOC), 0.07%, 10/07/15	26,100	26,100,000
M/F Housing, 175 West 60th Street Housing, Series A-1 (Manufacturers & Traders Trust Co. LOC), 0.07%, 10/07/15	7,900	7,900,000
M/F Housing, 175 West 60th Street Housing, Series A-2 (Manufacturers & Traders Trust Co. LOC), 0.04%, 10/07/15	7,000	7,000,000
M/F Housing, 625 West 57th Street, Series A-1 (Bank of New York Mellon Trust LOC), 0.01%, 10/07/15	10,000	10,000,000
M/F Housing, Clinton Park, Series A (Federal Home Loan Mortgage Corp. Guarantor, Federal Home Loan Mortgage Corp. Liquidity Agreement), 0.01%, 10/07/15	6,810	6,810,000
M/F Housing, Northend (FNMA Guarantor, FNMA Liquidity Agreement), 0.01%, 10/07/15	7,200	7,200,000

Municipal Bonds	Par (000)	Value
New York (continued)
New York State Urban Development Corp., Refunding RB, VRDN (a):
Series 2004 A-3 (JP Morgan Chase Bank NA SBPA), 0.03%, 10/07/15	$17,800	$17,800,000
Series A3-D (JPMorgan Chase Bank NA SBPA), 0.03%, 10/07/15	22,025	22,025,000
Onondaga County Industrial Development Agency, ICM Controls Corp., RB, AMT, VRDN (Manufacturers & Traders LOC), 0.32%, 10/07/15 (a)	2,080	2,080,000
Port Authority of New York & New Jersey, Austin Trust, RB, VRDN, AMT, Series 1055 (AGM) (Bank of America NA SBPA), 0.09%, 10/07/15 (a)(b)	3,730	3,730,000
Rocky Point Union Free School District, GO, 1.50%, 6/27/16	5,000	5,036,938
Roslyn Union Free School District, GO, BAN, 2.00%, 9/23/16	4,500	4,560,946
Sayville Union Free School District, GO, BAN, 1.50%, 9/29/16	3,000	3,025,251
Town of Clarence New York, GO, BAN, Refunding Series B, 1.50%, 7/22/16	6,216	6,266,020
Town of Lancaster New York, GO, BAN, Refunding, 1.50%, 7/28/16	8,000	8,061,654
Town of Lockport New York, GO, BAN, 1.00%, 12/15/15	3,680	3,684,572
Town of Pittsford New York, GO, BAN, 2.00%, 9/08/16	4,600	4,662,342
Triborough Bridge & Tunnel Authority, Refunding RB, Sub-Series B-2, VRDN (Wells Fargo Bank NA LOC), 0.01%, 10/01/15 (a)	16,700	16,700,000
Union Endicott Central School District, GO, BAN, 1.50%, 7/22/16	5,304	5,342,344
Village of Chittenango Central School District, GO, BAN, 1.00%, 11/06/15	4,905	4,908,315
Village of Mamaroneck New York, GO, BAN, Refunding Series B, 1.50%, 9/02/16	7,267	7,330,166
Village of Ossining New York, GO, 1.50%, 9/30/16 (d)	4,045	4,080,704
Village of Sleepy Hollow New York, GO, BAN, Refunding BAN, Series A, 1.00%, 11/24/15	4,510	4,513,989
West Genesee Central School District, GO, BAN, Refunding, 1.50%, 7/29/16	15,500	15,618,961
West Islip Union Free School District, GO, TAN, 1.50%, 6/24/16	24,500	24,675,021
Windsor Central School District, GO, BAN, 1.50%, 8/19/16	11,400	11,490,221

		489,118,250
North Carolina — 2.1%
City of Greensboro North Carolina Combined Water & Sewer System, Refunding RB, VRDN, Series A (Bank of America NA SBPA), 0.03%, 10/07/15 (a)	6,400	6,400,000
City of Raleigh Durham North Carolina Airport Authority, Refunding RB, VRDN, Series C (Royal Bank of Canada LOC), 0.01%, 10/07/15 (a)	965	965,000
City of Raleigh North Carolina, Refunding RB, VRDN, 7-Month Window, 0.20%, 4/27/16 (a)	3,020	3,020,000
City of Raleigh North Carolina Combined Enterprise System Revenue, RB, Series B, VRDN (Wells Fargo Bank NA SBPA), 0.02%, 10/07/15 (a)	7,430	7,430,000

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2015	21

Schedule of Investments (continued)	Master Tax-Exempt LLC

Municipal Bonds	Par (000)	Value
North Carolina (continued)
County of Lee North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, VRDN, Arden Corp. Project, AMT (Comerica Bank NA LOC), 0.12%, 10/07/15 (a)	$2,550	$2,550,000
County of Mecklenburg North Carolina, GO, Refunding, VRDN, 7-Month Window, Series D, 0.20%, 4/27/16 (a)	19,820	19,820,000
North Carolina Agricultural Finance Authority, Refunding RB, VRDN, Harvey Fertilizer & Gas Project, AMT (Wells Fargo Bank NA LOC), 0.20%, 10/01/15 (a)	310	310,000
North Carolina Capital Facilities Finance Agency, RB, VRDN, Aquarium Society Project (Bank of America NA LOC), 0.05%, 10/07/15 (a)	15,235	15,235,000
North Carolina Capital Facilities Finance Agency, Refunding RB, VRDN, Eagle Tax-Exempt Trust Receipts, Duke University (Citibank NA Liquidity Agreement), 0.03%, 10/07/15 (a)(b)(c)	2,850	2,850,000

		58,580,000
North Dakota — 0.0%
City of West Fargo North Dakota, GO, 2.00%, 5/01/16	830	837,250
Ohio — 0.5%
City of Columbus Ohio, GO, VRDN, 0.01%, 10/07/15 (a)	4,475	4,475,000
City of Miamisburg Ohio, GO, BAN, Various Purpose, 1.00%, 3/09/16	1,000	1,003,066
County of Franklin Ohio Nationwide Children’s Hospital, RB, VRDN, 0.01%, 10/07/15 (a)	9,300	9,300,000

		14,778,066
Oklahoma — 0.5%
Muskogee City-County Trust Port Authority, RB, VRDN, AMT (Bank of America NA LOC), 0.10%, 10/07/15 (a)	5,250	5,250,000
Oklahoma State Turnpike Authority, RBC Municipal Products, Inc. Trust, Refunding RB, VRDN, FLOATS, Series E-37 (Royal Bank Canada LOC), 0.02%, 10/07/15 (a)(b)(c)	9,975	9,975,000

		15,225,000
Oregon — 0.2%
Port of Portland Oregon, Refunding RB, VRDN, Portland International Airport, Series 18-A, AMT (U.S. Bank NA LOC), 0.02%, 10/07/15 (a)	5,775	5,775,000
Pennsylvania — 3.5%
Central Bradford Progress Authority, RBC Municipal Products, Inc. Trust, RB, VRDN, FLOATS, Series C-14 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.02%, 10/07/15 (a)(b)(c)	3,910	3,910,000
Commonwealth of Pennsylvania, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-58 (State Street Bank & Trust Co. Liquidity Agreement), 0.02%, 10/07/15 (a)(b)(c)	14,500	14,500,000
County of Blair Pennsylvania IDA, RB, VRDN, Homewood at Martinsburg Project (Manufacturers & Traders Trust Co. LOC), 0.07%, 10/07/15 (a)	1,800	1,800,000

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County of Lancaster Pennsylvania Hospital Authority, RB, VRDN, Landis Homes Retirement Community Project (Manufacturers & Traders Trust Co. LOC), 0.07%, 10/07/15 (a)	$2,270	$2,270,000
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, VRDN, Luthercare Project (Manufacturers & Traders Trust Co. LOC), 0.07%, 10/07/15 (a)	29,490	29,490,000
County of Lycoming Pennsylvania Authority, Refunding RB, VRDN, AICUP Financing Program-Lycoming College Project (Manufacturers & Traders Trust Co. LOC), 0.04%, 10/07/15 (a)	4,175	4,175,000
Pennsylvania Economic Development Financing Authority, RB, VRDN, AMT (Manufacturers & Traders Trust Co. LOC) (a):
Evergreen Community Power Facility, 0.17%, 10/07/15	5,755	5,755,000
Merck & Co., Inc., West Point Project, 0.05%, 10/07/15	3,700	3,700,000
Pennsylvania State Public School Building Authority, RB, VRDN, FLOATS, Series 1479 (AGM) (Credit Suisse Liquidity Agreement), 0.19%, 10/07/15 (a)(b)(c)	9,200	9,200,000
Pennsylvania Turnpike Commission, ROCS, VRDN, Series II-R-11995 (Citibank NA Liquidity Agreement), 0.22%, 10/07/15 (a)(b)(c)	7,330	7,330,000
School District of Philadelphia, GO, VRDN, Refunding (Royal Bank of Canada LOC), 0.01%, 10/07/15 (a)	5,790	5,790,000
Southcentral General Authority, RB, VRDN, Homewood Hanover Project (Manufacturers & Traders Trust Co. LOC), 0.07%, 10/07/15 (a)	10,205	10,205,000
York County Industrial Development Authority, RB, AMT, VRDN (Manufacturers & Traders LOC), 0.27%, 10/07/15 (a)	895	895,000

		99,020,000
South Carolina — 1.0%
South Carolina Educational Facilities Authority, RB, Furman University, 4.00%, 10/01/15	1,000	1,000,101
South Carolina Public Service Authority, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 4379 (JPMorgan Chase Bank NA Liquidity Agreement), 0.14%, 10/07/15 (a)(b)(c)	8,940	8,940,000
South Carolina State Public Service Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0007, Class A (Citibank NA SBPA), 0.17%, 10/07/15 (a)(c)	18,600	18,600,000

		28,540,101
Tennessee — 1.9%
City of Clarksville Tennessee Public Building Authority, RB, VRDN (Bank of America NA LOC), 0.04%, 10/07/15 (a)	12,755	12,755,000
County of Montgomery Tennessee Public Building Authority, RB, VRDN, Tennessee County Loan Pool (Bank of America NA LOC), 0.06%, 10/07/15 (a)	535	535,000
County of Washington Tennessee, Eclipse Funding Trust, Refunding RB, VRDN (U.S. Bank NA LOC, U.S. Bank NA SBPA), 0.02%, 10/07/15 (a)(b)	19,150	19,150,000

See Notes to Financial Statements.

22	BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Master Tax-Exempt LLC

Municipal Bonds	Par (000)	Value
Tennessee (continued)
Metropolitan Government of Nashville & Davidson County, TECP, 0.11%, 11/05/15	$12,500	$12,500,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, VRDN, FLOATS, Series 3013 (Morgan Stanley Bank Liquidity Agreement), 0.03%, 10/07/15 (a)(b)(c)	10,000	10,000,000

		54,940,000
Texas — 17.2%
Brazos Harbor Industrial Development Corp., RB, VRDN, BASF Corp. Project, AMT (a):
0.08%, 10/07/15	50,000	50,000,000
0.08%, 10/07/15	25,000	25,000,000
Brazos River Harbor Navigation District, RB, VRDN, BASF Corp. Project, AMT (a):
0.08%, 10/07/15	18,400	18,400,000
Brazoria County, Multi-Mode, 0.08%, 10/07/15	15,800	15,800,000
City of Austin Texas Electric Utility System Revenue, Refunding RB, FLOATS, VRDN (JPMorgan Chase Bank NA Liquidity Agreement), 0.14%, 10/07/15 (a)(b)(c)	12,645	12,645,000
City of Austin Texas Water & Wastewater System, Refunding RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC, Sumitomo Mitsui Banking Corp. LOC), 0.01%, 10/07/15 (a)	16,670	16,670,000
City of Denton Texas ISD, GO, VRDN, School Building (a):
Series 2005-A (Bank of America NA SBPA), 0.02%, 10/07/15	2,600	2,600,000
Series B (Bank of Tokyo-Mitsubishi SBPA), 0.02%, 10/07/15	7,400	7,400,000
City of Houston Texas Public Improvement, JPMorgan Chase PUTTERS/DRIVERS Trust, GO, Refunding, VRDN, Series 4338 (JPMorgan Chase Bank NA Liquidity Agreement), 0.06%, 10/07/15 (a)(b)(c)	6,315	6,315,000
County of Harris Texas, GO, VRDN, Clipper Tax-Exempt Certificate Trust, Series 2009-73 (State Street Bank & Trust Co. SBPA), 0.05%, 10/07/15 (a)(c)	10,000	10,000,000
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Methodist Hospital (a):
Sub-Series C-1, 0.01%, 10/01/15	75,040	75,040,000
Sub-Series C-2, 0.01%, 10/01/15	10,000	10,000,000
County of Harris Texas Health Facilities Development Corp., Refunding RB, VRDN, Methodist Hospital System, Series A-1, 0.01%, 10/01/15 (a)	3,595	3,595,000
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Christus Health, Series C-4 (Bank of Montreal LOC), 0.02%, 10/07/15 (a)	12,420	12,420,000
County of Tarrant Texas Cultural Education Facilities Finance Corp., Austin Trust, Refunding RB, VRDN, Certificates of Bank of America, Series 1201 (Bank of America NA Liquidity Agreement), 0.04%, 10/07/15 (a)(b)	5,790	5,790,000

Municipal Bonds	Par (000)	Value
Texas (continued)
Dallas/Fort Worth Texas International Airport, Refunding RB, Series F, 3.00%, 11/01/15	$2,745	$2,751,415
Lamar Consolidated ISD, GO, VRDN, (Citibank Liquidity Agreement), 0.03%, 10/01/15 (a)(b)(c)	12,300	12,300,000
Port of Corpus Christi Authority of Nueces County, Flint Hills Resource LP, RB, VRDN, 0.21%, 10/07/15 (a)	21,500	21,500,000
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT, 0.22%, 10/07/15 (a)(b)	70,000	70,000,000
Port of Freeport Texas, RB, VRDN, BASF Corp. Project, AMT, 0.08%, 10/07/15 (a)	5,000	5,000,000
Port of Port Arthur Texas Navigation District, RB, VRDN, Project (a):
Multi-Mode, Atofina Series B, AMT, 0.05%, 10/07/15	10,000	10,000,000
Texas Industrial Development Corp., Total Petrochemicals & Refining USA, Inc., 0.03%, 10/07/15	20,700	20,700,000
Total Petrochemicals & Refining USA, Inc., AMT, 0.05%, 10/07/15	24,000	24,000,000
San Jacinto Texas Community College District, GO, VRDN, FLOATS, Series 2976 (Morgan Stanley Bank Liquidity Agreement), 0.03%, 10/07/15 (a)(b)(c)	4,500	4,500,000
State of Texas, GO, Series B, VRDN (Mizuho Bank Ltd. SBPA), 0.01%, 10/07/15 (a)	18,000	18,000,000
State of Texas, GO, VRDN (a):
Series B (Bank of New York NA SBPA), 0.02%, 10/07/15	11,435	11,435,000
Series D (State Street Bank & Trust Co. SBPA), 0.01%, 10/07/15	8,475	8,475,000
Waco Educational Finance Corp., Refunding RB, Baylor University, Series A, VRDN (Bank of New York Mellon Trust LOC), 0.02%, 10/07/15 (a)	11,055	11,055,000

		491,391,415
Utah — 5.0%
City of Murray Utah, RB, VRDN, IHC Health Services, Inc. (a):
Series C, 0.01%, 10/01/15	21,700	21,700,000
Series C (Northern Trust Co. SBPA), 0.01%, 10/01/15	32,465	32,465,000
Series D, 0.01%, 10/01/15	25,200	25,200,000
County of Utah, RB, VRDN, IHC Health Services, Inc. (a):
Series B, 0.22%, 4/27/16	5,100	5,100,000
Series C, 0.22%, 4/27/16	4,600	4,600,000
County of Weber Utah, RB, VRDN, IHC Health Service, Inc., Series C (Bank of New York SBPA), 0.01%, 10/01/15 (a)	45,050	45,050,000
State of Utah, GO, FLOATS, VRDN, Series 2987 (Morgan Stanley Liquidity Agreement), 0.03%, 10/07/15 (a)(b)(c)	8,200	8,200,000

		142,315,000
Vermont — 0.2%
Vermont Housing Finance Agency, Refunding RB, AMT, Series A, VRDN (TD Bank NA SBPA), 0.06%, 10/07/15 (a)	5,800	5,800,000

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2015	23

Schedule of Investments (continued)	Master Tax-Exempt LLC

Municipal Bonds	Par (000)	Value
Virginia — 3.5%
City of Alexandria Virginia IDA, RB, VRDN, Young Men’s Christian Association (Manufacturers & Traders LOC), 0.07%, 10/07/15 (a)	$868	$868,000
County of Fairfax Virginia IDA, Refunding RB, VRDN, Window, Healthcare, Inova Health System, Series C, 0.20%, 4/27/16 (a)	10,220	10,220,000
State of Virginia Commonwealth Transportation Board, RB, VRDN, Clipper Tax-Exempt Certificate Trust, Series A (State Street Bank & Trust Co. Liquidity Agreement), 0.02%, 10/07/15 (a)	12,160	12,160,000
State of Virginia HDA, Refunding RB, MERLOTS, VRDN, S/F Housing, Series C42, AMT (Wells Fargo Bank NA SBPA), 0.08%, 10/07/15 (a)(b)(c)	2,880	2,880,000
University of Virginia, RB, VRDN, Eagle Tax-Exempt Receipts, Class A (Citibank NA Liquidity Agreement), 0.03%, 10/07/15 (a)(b)(c)	5,565	5,565,000
Virginia College Building Authority, RB, VRDN, 21st Century College:
Series B (Wells Fargo Bank NA SBPA), 0.01%, 10/01/15 (a)	32,425	32,425,000
Series C (Wells Fargo Bank NA SBPA), 0.01%, 10/01/15 (a)	16,440	16,440,000
Virginia College Building Authority, RB, VA Educational Facilities, TECP, 0.19%, 11/03/15	20,000	20,000,000

		100,558,000
Washington — 3.6%
County of King Washington Sewer Revenue, RB, VRDN (Citibank NA Liquidity Agreement) (AGM), 0.03%, 10/07/15 (a)(b)	9,410	9,410,000
County of King Washington Sewer Revenue, Refunding RB, Austin Trust, VRDN, Series 1200 (AGM) (Bank of America NA Liquidity Agreement), 0.04%, 10/07/15 (a)(b)	10,000	10,000,000
State of Washington Healthcare Facility Authority, RB, VRDN, Seattle Children’s Hospital (Bank of America NA SBPA), 0.04%, 10/07/15 (a)(b)	8,155	8,155,000
State of Washington, JPMorgan Chase PUTTERS/DRIVERS Trust, GO, Refunding, VRDN, Series 4292 (JPMorgan Chase Bank NA Liquidity Agreement), 0.03%, 10/07/15 (a)(b)(c)	3,745	3,745,000
State of Washington, Wells Fargo Stage Trust, GO, FLOATS, VRDN, Series 16C (Wells Fargo Bank NA Liquidity Agreement), 0.03%, 10/07/15 (a)(b)(c)	20,000	20,000,000
Washington State Housing Finance Commission, RB, VRDN (a):
Heatherwood, Inc., LLC, Series A, AMT (Freddie Mac Liquidity Agreement), 0.07%, 10/07/15	11,125	11,125,000
Kingsgate LLC, Series A, AMT (Freddie Mac Liquidity Agreement), 0.07%, 10/07/15	11,050	11,050,000
Living Care Centers Project, Housing, Series C42, AMT (Wells Fargo Bank NA LOC), 0.03%, 10/07/15	10,530	10,530,000

Municipal Bonds	Par (000)	Value
Washington (continued)
Mill Pointe LP, Series A, AMT (Freddie Mac Liquidity Agreement), 0.07%, 10/07/15	$9,425	$9,425,000
Traditions at South Hill Apartments Project (East West Bank LOC) (Federal Home Loan Guarantor), 0.02%, 10/07/15	8,300	8,300,000

		101,740,000
West Virginia — 1.4%
County of Jackson West Virginia, RB, VRDN, Armstrong World Industries, Inc. Project (Bank of Nova Scotia LOC), 0.03%, 10/07/15 (a)	35,000	35,000,000
West Virginia EDA, RB, VRDN, Appalachian Power Co., Series A (Sumitomo Mitsui Trust Bank Ltd. LOC), 0.02%, 10/07/15 (a)	5,800	5,800,000

		40,800,000
Wisconsin — 3.8%
City of West Bend Housing Authority, RB, VRDN, River Shores Regency, AMT (U.S. Bank NA LOC), 0.04%, 10/07/15 (a)	5,040	5,040,000
State of Wisconsin, TECP, ECN:
0.13%, 10/01/15	30,750	30,750,000
0.08%, 10/06/15	19,208	19,208,000
State of Wisconsin Petroleum Inspection Fee, TECP, ECN:
0.08%, 10/06/15	30,000	30,000,000
0.08%, 10/27/15	15,150	15,150,000
Village of Kohler Wisconsin, RB, VRDN, Kohler Co. Project, AMT (Wells Fargo Bank NA LOC), 0.06%, 10/07/15 (a)	4,000	4,000,000
Wisconsin Health & Educational Facilities Authority, RB, ROCS, VRDN, Ascension Health, Series II R-14065 (Citibank NA Liquidity Agreement), 0.03%, 10/07/15 (a)(b)(c)	3,000	3,000,000

		107,148,000
Wyoming — 0.6%
City of Green River Wyoming, RB, VRDN, OCI Wyoming LP Project, AMT (Comerica Bank NA LOC), 0.12%, 10/07/15 (a)	4,000	4,000,000
County of Converse Wyoming, Refunding RB, VRDN, PacifiCorp Projects (Bank of Nova Scotia LOC), 0.01%, 10/07/15 (a)	6,485	6,485,000
County of Sweetwater Wyoming, Refunding RB, VRDN, PacifiCorp Project (Bank of Nova Scotia LOC), 0.01%, 10/07/15 (a)	5,310	5,310,000

		15,795,000
Total Investments (Cost — $2,861,347,564*) — 100.1%		2,861,347,564
Liabilities in Excess of Other Assets — (0.1)%		(4,183,393)

Net Assets — 100.0%		$2,857,164,171

See Notes to Financial Statements.

24	BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	Master Tax-Exempt LLC

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	When-issued security.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master LLC’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds [1]	—	$2,861,347,564	—	$2,861,347,564

[1] See above Schedule of Investments for values in each state or political subdivision.

The Master LLC may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $216,498 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended September 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2015	25

Statement of Assets and Liabilities	Master Tax-Exempt LLC

September 30, 2015 (Unaudited)

Assets
Investments at value — unaffiliated (cost — $2,861,347,564)	$2,861,347,564
Cash	216,498
Receivables:
Interest	1,288,283
Investments sold	1,890,000
Contributions from investors	158,649
Prepaid expenses	1,466

Total assets	2,864,902,460

Liabilities
Payables:
Investments purchased	7,611,924
Directors’ fees	24,058
Other affiliates	22,273
Other accrued expenses	80,034

Total liabilities	7,738,289

Net Assets	$2,857,164,171

Net Assets Consist of
Investors’ capital	$2,857,164,171

See Notes to Financial Statements.

26	BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2015

Statement of Operations	Master Tax-Exempt LLC

Six Months Ended September 30, 2015 (Unaudited)

Investment Income
Income	$1,550,248

Expenses
Investment advisory	2,255,025
Accounting services	93,614
Directors	42,458
Custodian	37,925
Professional	32,587
Printing	4,646
Miscellaneous	52,719

Total expenses	2,518,974
Less fees waived by the Manager	(2,033,401)

Total expenses after fees waived	485,573

Net investment income	1,064,675

Realized Gain
Net realized gain from investments	233,321

Net Increase in Net Assets Resulting from Operations	$1,297,996

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2015	27

Statements of Changes in Net Assets	Master Tax-Exempt LLC

Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

Operations
Net investment income	$1,064,675	$1,514,873
Net realized gain	233,321	272,436

Net increase in net assets resulting from operations	1,297,996	1,787,309

Capital Transactions
Proceeds from contributions	6,566,187,540	13,552,450,815
Value of withdrawals	(6,744,881,320)	(13,346,430,521)

Net increase (decrease) in net assets derived from capital transactions	(178,693,780)	206,020,294

Net Assets
Total increase (decrease) in net assets	(177,395,784)	207,807,603
Beginning of period	3,034,559,955	2,826,752,352

End of period	$2,857,164,171	$3,034,559,955

See Notes to Financial Statements.

28	BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2015

Financial Highlights	Master Tax-Exempt LLC

	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31,
			2015	2014	2013	2012	2011

Total Return
Total return	0.04%	[1]	0.06%	0.07%	0.15%	0.10%	0.25%

Ratios to Average Net Assets
Total expenses	0.17%	[2]	0.17%	0.17%	0.17%	0.17%	0.16%

Total expenses after fees waived	0.03%	[2]	0.05%	0.08%	0.08%	0.14%	0.16%

Net investment income	0.07%	[2]	0.05%	0.06%	0.15%	0.12%	0.26%

Supplemental Data
Net assets, end of period (000)	$2,857,164		$3,034,560	$2,826,752	$3,073,102	$3,629,077	$4,383,330

[1]	Aggregate total return.

[2]	Annualized.

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2015	29

Notes to Financial Statements (Unaudited)	Master Tax-Exempt LLC

1. Organization:

Master Tax-Exempt LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations.

The Master LLC, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master LLC is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Indemnifications: In the normal course of business, the Master LLC enters into contracts that contain a variety of representations that provide general indemnification. The Master LLC’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master LLC, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master LLC are charged to the Master LLC. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Master LLC has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective September 2015, the arrangement with its custodian for earning credits on uninvested cash balances has ceased and the custodian will be imposing fees on certain uninvested cash balances.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Master LLC would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master LLC’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Master LLC seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

30	BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2015

Notes to Financial Statements (continued)	Master Tax-Exempt LLC

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Master LLC’s investments has been included in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

The Master LLC entered into an Investment Advisory Agreement with the Manager, the Master LLC’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master LLC’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC. For such services, the Master LLC pays the Manager a monthly fee based on a percentage of the Master LLC’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $500 Million	0.250%
$500 Million — $1 Billion	0.175%
Greater than $1 Billion	0.125%

The Manager voluntarily agreed to waive a portion of the investment advisory fees and/or reimburse operating expenses of the Master LLC to enable the feeder funds that invest in the Master LLC to maintain minimum levels of daily net investment income. These amounts are reported in the Statement of Operations as fees waived by the Manager. The Manager may discontinue the waiver or reimbursement at any time.

For the six months ended September 30, 2015, the Master LLC reimbursed the Manager $14,833 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

The Master LLC may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment advisor, common officers, or common directors. For the six months ended September 30, 2015, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were $675,250,000 and $534,220,000, respectively.

5. Income Tax Information:

The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master LLC files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master LLC’s U.S. federal tax returns remains open for each of the four years ended March 31, 2015. The statutes of limitations on the Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master LLC as of September 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Master LLC’s financial statements.

6. Principal Risks:

In the normal course of business, the Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations, including to pay principal and interest when due (issuer credit risk). The value of securities held by the Master LLC may decline in response to certain events, including those directly involving the issuers whose securities are

BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2015	31

Notes to Financial Statements (concluded)	Master Tax-Exempt LLC

owned by the Master LLC; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Master LLC may be exposed to counterparty credit risk, or the risk that an entity with which the Master LLC has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master LLC manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master LLC to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master LLC’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master LLC.

Certain obligations held by the Master LLC have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Master LLC monitors its exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance period for amendments range between July 2015 and October 2016. When implemented, the changes may affect the Master LLC’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master LLC through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

32	BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2015

Disclosure of Investment Advisory Agreement

The Board of Directors of Master Tax-Exempt LLC (the “Master LLC”) met in person on April 21, 2015 (the “April Meeting”) and May 18-20, 2015 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master LLC and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Master LLC’s investment advisor. BBIF Tax-Exempt Fund (the “Fund”) is a “feeder” fund that invests all of its investable assets in the Master LLC. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement. For simplicity: (a) the Board of Directors of the Master LLC and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of the Fund and the interest holders of the Master LLC are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fourteen individuals, thirteen of whom were not “interested persons” of the Master LLC or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master LLC and the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management services; administrative and shareholder services; the oversight of fund service providers; marketing services; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master LLC, the Fund and their shareholders. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance relative to its peers, benchmark, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master LLC and/or the Fund for services, such as marketing and distribution, call center and fund accounting; (c) the Master LLC’s and/or the Fund’s operating expenses and how BlackRock allocates expenses to the Master LLC and the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master LLC’s and the Fund’s investment objective(s), policies and restrictions, and meeting new regulatory requirements; (e) the Master LLC’s and the Fund’s compliance with its respective compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master LLC and/or the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as: BlackRock’s profitability; investment performance; sub-advisory and advisory relationships with other clients (including mutual funds sponsored by third parties); the viability of specific funds; fund size and manager capacity; BlackRock’s research capabilities; portfolio managers’ investments in funds they manage; funds’ portfolio risk targets; and management fee levels and breakpoints. The Board further discussed with BlackRock: BlackRock’s management structure; portfolio turnover, execution quality and use of soft dollars; BlackRock’s portfolio manager compensation and

BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2015	33

Disclosure of Investment Advisory Agreement (continued)

performance accountability; marketing support for the funds; services provided to the funds by BlackRock affiliates; and BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Master LLC and the Fund, as applicable, as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper1; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Master LLC and/or the Fund to BlackRock; (g) sales and redemption data regarding the Fund’s shares; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master LLC, including the Independent Board Members, approved the continuation of the Agreement for a one-year term ending June 30, 2016. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement and found the Agreement to be satisfactory. In approving the continuation of the Agreement, the Board of the Master LLC considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master LLC, the Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master LLC and the Fund; (d) the Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master LLC and the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the Master LLC, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master LLC and the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master LLC’s portfolio management team discussing the Master LLC’s performance and the Master LLC’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master LLC’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master LLC’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

[1]	Funds are ranked by Lipper in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

34	BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2015

Disclosure of Investment Advisory Agreement (continued)

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master LLC and the Fund. BlackRock and its affiliates provide the Master LLC and the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Master LLC and the Fund by third parties) and officers and other personnel as are necessary for the operations of the Master LLC and the Fund. In particular, BlackRock and its affiliates provide the Master LLC and the Fund with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Master LLC and the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master LLC, the Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master LLC and the Fund, as applicable. The Board noted that the Fund’s investment results correspond directly to the investment results of the Master LLC. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to other funds in its applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master LLC management to discuss, the performance of the Master LLC and the Fund, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period or as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the second, third and first quartiles, respectively, against its Lipper Performance Universe. However, the Board noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the three-year period. The Board reviewed the performance within the context of the low yield environment that has existed over the past several years.

The quartile standing of the Fund in its Lipper peer group takes into account the Fund’s current yield only. The Board believes that the performance of a money market fund can only be understood holistically, accounting for current yield and risk. While the Board reviews the Master LLC’s current yield performance, it also examines the liquidity, duration, and credit quality of the Master LLC’s portfolio. In the Board’s view, BlackRock’s money market funds have performed well over the one-, three- and five-year periods given BlackRock’s emphasis on preserving capital and seeking as high a level of current income as is consistent with liquidity while simultaneously managing risk.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master LLC and the Fund: The Board, including the Independent Board Members, reviewed the Master LLC’s/Fund’s contractual management fee rate compared with the other funds in the Fund’s Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as the Master LLC’s/Fund’s actual management fee rate, to those of other funds in the Fund’s Lipper category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master LLC and the Fund. The Board reviewed BlackRock’s profitability with respect to the Master LLC and the Fund, as applicable, and other

BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2015	35

Disclosure of Investment Advisory Agreement (continued)

funds the Board currently oversees for the year ended December 31, 2014 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master LLC and the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master LLC and the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master LLC and the Fund. The Board may periodically receive and review information from independent third parties as part of its annual evaluation. BlackRock retained an independent third party to evaluate its cost allocation methodologies in the context of BlackRock’s 1940 Act Fund business. The Board considered the results of that evaluation in connection with BlackRock’s profitability reporting. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master LLC and the Fund in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that the Master LLC’s/Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and the Fund’s total expense ratio each ranked in the third quartile, relative to the Fund’s Expense Peers. The Board reviewed the expenses within the context of the low yield environment and consequent expense waivers and reimbursements. The Board further noted that the Master LLC has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Master LLC increases above certain contractually specified levels. The Board additionally noted that BlackRock, in its capacity as the Fund’s administrator (the “Administrator”), and the Fund’s distributor had entered into a contractual arrangement with the Fund whereby the Administrator and the distributor agreed to waive all or a portion of their respective fees and/or reimburse direct expenses of the Fund to ensure that the net operating expense ratio for certain classes of shares did not exceed specified amounts. The Board additionally noted that, to enable the Master LLC/Fund to maintain minimum levels of daily net investment income, BlackRock and the Fund’s distributor have voluntarily agreed to waive a portion of its fees and/or reimburse the Master LLC’s/Fund’s operating expenses as necessary. The voluntary waiver and/or reimbursement may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master LLC and the Fund increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master LLC and the Fund benefit from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master LLC and the Fund to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Master LLC. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master LLC and the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master LLC and the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

36	BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2015

Disclosure of Investment Advisory Agreement (concluded)

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s and/or the Master LLC’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of the Master LLC, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master LLC for a one-year term ending June 30, 2016. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master LLC and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master LLC did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master LLC reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2015	37

Officers and Directors

Rodney D. Johnson, Chair of the Board and Director

David O. Beim, Director

Collette Chilton, Director

Frank J. Fabozzi, Director

Dr. Matina S. Horner, Director

Herbert I. London, Director

Cynthia A. Montgomery, Director

Barbara G. Novick, Director

Joseph P. Platt, Director

Robert C. Robb, Jr., Director

Toby Rosenblatt, Director

Mark Stalnecker, Director

Kenneth L. Urish, Director

Frederick W. Winter, Director

John M. Perlowski, Director, President and Chief Executive Officer

Richard Hoerner, Vice President

Jennifer McGovern, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective September 24, 2015, John Perlowski was appointed to serve as a Director of the Fund/Master LLC.

Effective May 18, 2015, Ian Mckinnon resigned as a Director of the Fund/Master LLC.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Fund 100 Bellevue Parkway Wilmington, DE 19809

	Transfer Agent Financial Data Services, Inc. Jacksonville, FL 32246		Legal Counsel Sidley Austin LLP New York, NY 10019

38	BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2015

Additional Information

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 221-7210.

Availability of Quarterly Schedule of Investments

The Fund/Master LLC file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLC voted proxies relating to securities held in the Fund’s/Master LLC’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2015	39

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BBIFTE-9/15-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: December 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: December 2, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: December 2, 2015

3